United States
   Securities and Exchange Commission
          Washington, D.C. 20549



FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012


Check here if Amendment [  ]; Amendment Number:  ________
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Arbiter Partners  QP, LP
Address:	11 East 44th St. Ste. 700
		New York, NY 10017

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paul J. Isaac
Title:	Manager
Phone:	(212) 650-4670

Signature, Place, and Date of Signing:

/s/ Paul J. Isaac	 New York, NY	        August 08, 2012
-----------------------	------------------	-----------------
	[Signature]	[City, State]		[Date]


Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		2
						---

Form 13F Information Table Entry Total:		67
						----

Form 13F Information Table Value Total:		$285,880
						---------
						(thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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Column 1		Column 2	Column 3	Column 4 Column 5		Column 6   Column 7 Column 8
-----------------------	--------	---------	-------- -------------------	---------- -------- ------------------
							Value	 Shares/  SH/	Put/	Investment Other    Voting Authority
Name of Issuer		 Class		CUSIP		(x$1000) Prn Amt  Prn	Call	Discretion Managers Sole   Shared    None
--------------		 -----		-----		-------- -------  ---	----	---------- -------- ----   ------    ----
ASB BANCORP INC CMN                 COM 00213T109         455      31900  SH             Direct      1, 2     31900
AGNICO EAGLE MINES LTD CM           COM 008474108        2832      70000  SH             Direct      1, 2     70000
AGNICO EAGLE MINES LTD CM           COM 008474108        1618      40000  SH     Call    Direct      1, 2         0
ALICO INC CMN                       COM 016230104         498      16307  SH             Direct      1, 2     16307
AMERIANA BANCORP CMN                COM 023613102          85      15167  SH             Direct      1, 2     15167
ANADARKO PETROLEUM CORP C               032511107       16550     250000  SH     Call    Direct      1, 2         0
IPATH DOW JONES- UBS NATU               06739H644         -39      12300  SH      Put    Direct      1, 2         0
IPATH S&P 500 VIX SHORT-T               06740C261       -7197     473200  SH      Put    Direct      1, 2         0
BLACKSTONE GROUP L.P. (TH               09253U108        1307     100000  SH     Call    Direct      1, 2         0
WTS/CAPITAL ONE FINANCIAL           WTS 14040H139        1775      82955  SH     Call    Direct      1, 2         0
CAPITAL SENIOR LIVING COR           COM 140475104       15218    1435637  SH             Direct      1, 2   1435637
CISCO SYSTEMS, INC. CMN                 17275R102        2576     150000  SH     Call    Direct      1, 2         0
COWEN GROUP, INC. CMN               COM 223622101        3763    1414769  SH             Direct      1, 2   1414769
CURRENCYSHARES AUSTRALIAN               23129U101      -16408     160000  SH      Put    Direct      1, 2         0
DEVON ENERGY CORPORATION            COM 25179M103        2900      50000  SH             Direct      1, 2     50000
DEVON ENERGY CORPORATION            COM 25179M103       34875     601400  SH     Call    Direct      1, 2         0
EQUINIX INC CMN                         29444U502        8783      50000  SH     Call    Direct      1, 2         0
FIRST M & F CORP CMN                COM 320744105         136      26215  SH             Direct      1, 2     26215
GENERAL DYNAMICS CORP. CM               369550108        6596     100000  SH     Call    Direct      1, 2         0
GLOBALSTAR, INC. CMN                COM 378973408         129     403500  SH             Direct      1, 2    403500
GOLDMAN SACHS GROUP, INC.               38141G104       40817     425800  SH     Call    Direct      1, 2         0
GREEN MNTN COFFEE ROASTER               393122106       -2736     125600  SH      Put    Direct      1, 2         0
GREIF INC CMN CLASS B               COM 397624206       27515     611845  SH             Direct      1, 2    611845
HOPFED BANCORP INC CMN              COM 439734104         221      30748  SH             Direct      1, 2     30748
INTERVEST BANCSHARES CORP           COM 460927106          66      17104  SH             Direct      1, 2     17104
ISHARES FTSE CHINA 25 IND               464287184       -1683      50000  SH      Put    Direct      1, 2         0
ISHARES RUSSELL 2000 GROW               464287648      -67551     738500  SH      Put    Direct      1, 2         0
ISHARES SILVER TRUST ETF                46428Q109        5525     207300  SH     Call    Direct      1, 2         0
LAKE SHORE BANCORP, INC.            COM 510700107         572      55734  SH             Direct      1, 2     55734
LAPORTE BANCORP, INC. CMN           COM 516650108         107      11412  SH             Direct      1, 2     11412
LENNAR CORP CMN CLASS B             COM 526057302        1473      61300  SH             Direct      1, 2     61300
LIBERTY INTERACTIVE CORP            COM 53071M104        7012     394500  SH             Direct      1, 2    394500
LOWES COMPANIES INC CMN                 548661107       10807     380000  SH     Call    Direct      1, 2         0
M T R GAMING GROUP INC CM           COM 553769100        6989    1471322  SH             Direct      1, 2   1471322
MARKET VECTORS ETF TRUST                57060U589         703      36600  SH     Call    Direct      1, 2         0
MICROSOFT CORPORATION CMN           COM 594918104        8792     287400  SH             Direct      1, 2    287400
MICROSOFT CORPORATION CMN           COM 594918104       15350     501800  SH     Call    Direct      1, 2         0
NATL WESTN LIFE INS CO CL           COM 638522102        5765      40623  SH             Direct      1, 2     40623
NEWMONT MINING CORPORATIO               651639106       33957     700000  SH     Call    Direct      1, 2         0
OCONEE FED FINL CORP CMN            COM 675607105         264      20277  SH             Direct      1, 2     20277
PSB HLDGS INC CMN                   COM 69360W108         163      39032  SH             Direct      1, 2     39032
PEOPLES BANCORP OF NORTH            COM 710577107         186      23433  SH             Direct      1, 2     23433
PFIZER INC. CMN                         717081103        6900     300000  SH     Call    Direct      1, 2         0
PREMIER FINANCIAL BANCORP           COM 74050M105          91      12314  SH             Direct      1, 2     12314
PRESIDENTIAL LIFE CORP CM           COM 740884101       19074    1940339  SH             Direct      1, 2   1940339
PROSHARES TRUST II-ULTRA                74347W841       -2536      66500  SH      Put    Direct      1, 2         0
RAYTHEON CO CMN                         755111507       12563     222000  SH     Call    Direct      1, 2         0
SALESFORCE.COM, INC CMN                 79466L302       -8987      65000  SH      Put    Direct      1, 2         0
SEALED AIR CORPORATION CM           COM 81211K100       16886    1093683  SH             Direct      1, 2   1093683
SYMETRA FINANCIAL CORPORA           COM 87151Q106        8333     660340  SH             Direct      1, 2    660340
TESLA MOTORS, INC. CMN                  88160R101       -1408      45000  SH      Put    Direct      1, 2         0
UNITED PARCEL SERVICE, IN               911312106        3938      50000  SH     Call    Direct      1, 2         0
US NATURAL GAS FUND LP ET               912318201       -4585     237700  SH      Put    Direct      1, 2         0
VIRGIN MEDIA INC CMN                    92769L101         244      10000  SH     Call    Direct      1, 2         0
WARREN RESOURCES INC. CMN           COM 93564A100        5053    2114310  SH             Direct      1, 2   2114310
WASTE MANAGEMENT INC CMN                94106L109        3340     100000  SH     Call    Direct      1, 2         0
WESTERN DIGITAL CORPORATI           COM 958102105        4877     160000  SH             Direct      1, 2    160000
WESTERN DIGITAL CORPORATI           COM 958102105         914      30000  SH     Call    Direct      1, 2         0
WPX ENERGY, INC. CMN                COM 98212B103         874      54000  SH             Direct      1, 2     54000
XEROX CORPORATION CMN                   984121103         394      50000  SH     Call    Direct      1, 2         0
CIL .3333 FRAC WPX CMN SH               9EQ2LV2L0         889      26000  SH     Call    Direct      1, 2         0
ASSURED GUARANTY LTD. CMN           COM G0585R106        9022     639869  SH             Direct      1, 2    639869
ASSURED GUARANTY LTD. CMN           COM G0585R106        2820     200000  SH     Call    Direct      1, 2         0
SEAGATE TECHNOLOGY PLC CM           COM G7945M107        2473     100000  SH             Direct      1, 2    100000
SEAGATE TECHNOLOGY PLC CM           COM G7945M107       11129     450000  SH     Call    Direct      1, 2         0
XL GROUP PLC CMN                    COM G98290102        2601     123600  SH             Direct      1, 2    123600
XL GROUP PLC CMN                    COM G98290102       20215     960800  SH     Call    Direct      1, 2         0


*Long puts reflect a negative notional value and have been subtracted from the total notional value.
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